Related Party Disclosures	12 Months Ended
Dec. 31, 2019
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Related Party Disclosures
2 9 .	RELATED PARTY DISCLOSURES
Compensation of key management personnel
The emoluments of directors of the Company and other members of key management during the years ended December 31, 2017, 2018 and 2019 are set out in Note 9.